UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund: BlackRock California Municipal Income Trust (BFZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 94.2%
Corporate — 0.7%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series A, 5.88%, 2/15/34	$685	$804,259
Series D, 5.88%, 1/01/34	2,500	2,935,250

		3,739,509

County/City/Special District/School District — 31.7%
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/30	8,425	9,785,553
Cerritos Community College District, GO, Election of 2004, Series C, 5.25%, 8/01/19 (a)	3,000	3,523,290
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.13%, 5/01/31	500	597,890
6.50%, 5/01/36	1,210	1,475,740
6.50%, 5/01/42	2,225	2,691,605
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,317,180
County of Orange California Water District, COP, Refunding, 5.25%, 8/15/34	2,000	2,301,260
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	2,880	3,493,584
5.50%, 3/01/41	5,265	6,144,360
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	20,000	22,047,200
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 8/01/33	2,500	2,835,400
Grossmont Healthcare District, GO, Election of 2006, Series B (a):
6.00%, 7/15/21	3,235	3,959,866
6.13%, 7/15/21	2,000	2,462,600
Irvine California Unified School District, Refunding (BAM), Special Tax Bonds, 5.00%, 9/01/38	2,825	3,210,189
Long Beach Unified School District California, GO, Refunding, Election of 2008, Series A, 5.75%, 8/01/33	4,135	4,899,313

Municipal Bonds	Par (000)	Value

California (continued)
County/City/Special District/School District (continued)
Los Alamitos Unified School District California, GO, School Facilities Improvement District No. 1, 5.50%, 8/01/33	$6,315	$7,202,005
Los Angeles California Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/30	5,065	5,792,283
Modesto Irrigation District, COP, Capital Improvements, Series A, 5.75%, 10/01/29	3,015	3,454,497
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	6,000	6,931,200
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	2,000	2,309,360
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.50%, 8/01/34	2,000	2,260,780
Sacramento Area Flood Control Agency, Special Assessment Bonds, Consolidated Capital Assessment District, 5.25%, 10/01/32	4,865	5,709,856
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,500	1,730,160
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	5,520	6,263,820
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 6/01/32	3,375	3,845,981
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,060	3,656,119
San Ramon Valley Unified School District, GO, Election of 2012, 4.00%, 8/01/40	1,665	1,707,224
Santa Ana Unified School District, GO, Election of 2008, Series A:
5.50%, 8/01/30	6,525	7,393,282
5.13%, 8/01/33	10,000	11,144,500
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	2,250	2,608,178

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	April 30, 2015	1

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
County/City/Special District/School District (concluded)
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 8/01/19 (a)	$4,000	$4,822,200
Tustin California School District, GO, Election of 2008, Series B, 5.25%, 8/01/31	3,445	3,979,320
West Contra Costa California Unified School District, GO, Series A:
Election of 2010 (AGM), 5.25%, 8/01/32	4,945	5,818,435
Election of 2012, 5.50%, 8/01/39	2,500	2,906,150

		161,280,380

Education — 2.4%
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/36	6,280	7,683,768
California Municipal Finance Authority, RB, Emerson College, 5.75%, 1/01/33	2,500	2,884,875
California School Finance Authority, RB, Alliance For College-Ready Public Schools Projects, 5.00%, 7/01/45 (b)	1,335	1,415,768

		11,984,411

Health — 15.1%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare:
Series A, 6.00%, 8/01/30	1,500	1,822,425
Series B, 6.25%, 8/01/39	4,960	5,857,363
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	6,700	7,702,253
Catholic Healthcare West, Series J, 5.63%, 7/01/15 (a)	9,750	9,838,822
Children's Hospital, Series A, 5.25%, 11/01/41	8,800	9,835,144
St. Joseph Health System, Series A, 5.75%, 7/01/39	375	433,253
Sutter Health, Series A, 5.25%, 11/15/46	5,195	5,480,569
Sutter Health, Series B, 6.00%, 8/15/42	6,015	7,185,098

Municipal Bonds	Par (000)	Value

California (continued)
Health (concluded)
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A:
6.00%, 7/01/34	$4,475	$5,171,981
6.00%, 7/01/39	5,550	6,404,811
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series B, 5.25%, 3/01/45	2,000	2,060,000
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series B, 5.50%, 7/01/30	2,920	3,182,771
Catholic Healthcare West, Series E, 5.50%, 7/01/31	5,065	5,525,358
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	4,000	4,449,520
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	1,625	1,935,115

		76,884,483

State — 9.4%
State of California, GO, Various Purposes:
6.00%, 3/01/33	2,000	2,398,620
6.00%, 4/01/38	15,875	18,577,560
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	9,000	10,764,540
Various Capital Projects, Series I, 5.50%, 11/01/33	4,940	5,914,464
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	5,025	6,112,611
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	3,335	3,903,451

		47,671,246

Tobacco — 3.9%
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed:
Senior, Series A-1, 5.75%, 6/01/47	8,465	7,310,290

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	April 30, 2015	2

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
Tobacco (concluded)
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed (concluded):
Series A, 5.00%, 6/01/40	$11,480	$12,706,064

		20,016,354

Transportation — 10.1%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	6,750	7,910,527
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A:
5.00%, 5/15/34	6,650	7,554,998
5.00%, 5/15/40	6,000	6,814,560
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	2,895	3,311,243
6.25%, 3/01/34	2,650	3,122,707
County of Orange California, ARB, Series B, 5.75%, 7/01/34	8,000	8,795,200
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,403,830
Senior Series B, 5.75%, 7/01/39	1,850	2,086,634
Senior Series B, AMT (AGM), 5.25%, 7/01/33	2,000	2,198,940
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,580	6,366,892

		51,565,531

Utilities — 20.9%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	7,690	9,017,909
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 1/01/34	6,555	7,696,225
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	4,000	4,474,680
City of Los Angeles California Wastewater System, Refunding RB, Series A, 5.00%, 6/01/39	2,000	2,245,200

Municipal Bonds	Par (000)	Value

California (concluded)
Utilities (concluded)
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	$5,625	$6,798,656
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series A:
5.00%, 11/01/35	10,625	12,085,087
5.00%, 11/01/37	5,000	5,625,600
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	4,250	4,671,600
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.25%, 9/01/31	4,270	5,062,256
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,425	2,904,932
East Bay California Municipal Utility District Water System Revenue, Refunding RB, Series A, 5.00%, 6/01/36	6,745	7,771,724
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	10,000	11,591,600
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	9,000	10,018,530
Series A, 5.38%, 7/01/34	3,250	3,674,288
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/34	11,020	12,580,763

		106,219,050

Total Municipal Bonds in California		479,360,964

Multi-State — 0.9%
Housing — 0.9%
Centerline Equity Issuer Trust (b)(c):
Series A-4-1, 5.75%, 5/15/15	500	500,415
Series A-4-2, 6.00%, 5/15/19	1,000	1,135,460
Series B-3-1, 6.00%, 5/15/15	1,500	1,500,000
Series B-3-2, 6.30%, 5/15/19	1,000	1,145,630

Total Municipal Bonds in Multi-State		4,281,505

Total Municipal Bonds — 95.1%		483,642,469

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	April 30, 2015	3

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

California — 66.3%
County/City/Special District/School District — 26.1%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	$9,695	$10,829,366
Los Angeles Community College District California, GO:
Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	8,000	8,757,600
Election of 2008, Series C, 5.25%, 8/01/39 (e)	12,900	15,029,597
Los Angeles Community College District California, GO, Refunding, Election of 2008, 6.00%, 8/01/19	20,131	24,203,970
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,658,100
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	17,334,240
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	10,484	12,093,207
San Joaquin California Delta Community College District, GO, Election of 2004, Series C, 5.00%, 8/01/39	14,505	16,394,994
San Jose Unified School District Santa Clara County California, GO:
Election of 2002, Series D, 5.00%, 8/01/32	14,625	16,240,880
Series C, 4.00%, 8/01/39	6,100	6,256,465

		132,798,419

Education — 16.0%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (e)	10,395	11,642,400
Grossmont Union High School District, GO, Election of 2004, 5.00%, 8/01/33	13,095	14,371,067
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/16	2,600	2,742,142
Series AM, 5.25%, 5/15/44	5,000	5,824,800
Series O, 5.75%, 5/15/19	12,300	14,590,137

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

California (concluded)
Education (concluded)
University of California, Refunding RB:
Series AI, 5.00%, 5/15/38	$14,225	$16,038,398
Series I, 5.00%, 5/15/40	14,065	16,120,316

		81,329,260

Health — 4.1%
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	18,960	20,951,369

Utilities — 20.1%
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (a)	14,700	15,841,455
County of Orange California Water District, COP, Refunding, 5.00%, 8/15/39	10,480	11,908,319
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	10,040	11,035,968
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	18,002	19,949,047
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,998	17,331,464
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	11,180	12,087,033
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/39	12,457	14,149,215

		102,302,501

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 66.3%		337,381,549

Total Long-Term Investments (Cost — $748,427,107) — 161.4%		821,024,018

Short-Term Securities	Shares

BIF California Municipal Money Fund, 0.00% (f) (g)	1,540,647	1,540,647

Total Short-Term Securities (Cost — $1,540,647) — 0.3%		1,540,647

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	April 30, 2015	4

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Value

Total Investments (Cost — $749,967,754) — 161.7%	$822,564,665
Other Assets Less Liabilities — 2.6%	13,002,871
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.6%)	(155,550,553)
VMTP Shares, at Liquidation Value — (33.7%)	(171,300,000)

Net Assets Applicable to Common Shares — 100.0%	$508,716,983

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$594,807,914

Gross unrealized appreciation	$74,646,878
Gross unrealized depreciation	(2,422,671)
Net unrealized appreciation	$72,224,207

Notes to Schedule of Investments
(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual interest certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire from October 1, 2016 to August 1, 2018 is $14,013,480.
(f)	Represents the current yield as of report date.
(g)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of a940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Net Income

BIF California Municipal Money Fund	540,673	999,974	1,540,647	$1

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(400)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$51,350,000	$(12,994)

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	April 30, 2015	5

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, refer to the Trust's most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$821,024,018	—	$821,024,018
Short-Term Securities	$1,540,647	—	—	1,540,647

Total	$1,540,647	$821,024,018	—	$822,564,665

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(12,994)	—	—	$(12,994)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	April 30, 2015	6

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust (BFZ)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$552,000	—	—	$552,000
Liabilities:
TOB trust certificates	—	$(155,532,544)	—	(155,532,544)
VMTP Shares	—	(171,300,000)	—	(171,300,000)

Total	$552,000	$(326,832,544)	—	$(326,280,544)

During the period ended April 30, 2015, there were no transfers between levels.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	April 30, 2015	7

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: June 22, 2015

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust

Date: June 22, 2015